Other Financial Liabilities - Summary of Bank Loans by Currencies and Maturities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Chile
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Bank Loans [Member] | Undiscounted Cash Flow [Member] | Chile | Chilean peso
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Bank Loans [Member] | Undiscounted Cash Flow [Member] | Less than One Year [Member]
Disclosure Of Financial Liabilities [Line Items]
Current bank loan, Maturities	$ 4	$ 109
Bank Loans [Member] | Undiscounted Cash Flow [Member] | Less than One Year [Member] | Chile | Chilean peso
Disclosure Of Financial Liabilities [Line Items]
Current bank loan, Maturities	4	109
Bank Loans [Member] | Undiscounted Cash Flow [Member] | Less than 90 days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current bank loan, Maturities	4	109
Bank Loans [Member] | Undiscounted Cash Flow [Member] | Less than 90 days [Member] | Chile | Chilean peso
Disclosure Of Financial Liabilities [Line Items]
Current bank loan, Maturities	$ 4	$ 109